SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Operating Lease Right-of-use Assets And Operating Lease Liabilities
Lease liability	$ 236,389	$ 384,382
Less current portion	(163,727)	(147,993)
Long term portion	$ 72,662	$ 236,389